Contingent and Deferred Consideration Payable - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contingent And Deferred Consideration Payable [Line Items]
Contingent and deferred consideration	$ 27,146
Contingent and deferred consideration payable – non-current	8,975	$ 17,142
Business Combination
Contingent And Deferred Consideration Payable [Line Items]
Contingent and deferred consideration payable		25,781
Merchant Portfolios
Contingent And Deferred Consideration Payable [Line Items]
Contingent and deferred consideration payable	8,168	30,716
Contingent consideration paid	19,834	$ 7,681
Loss on contingent consideration payable	$ 9,075